Schedule 1 - Registrant's Condensed Financial Statements - Description of SiteOne Landscape Supply, Inc. - Additional Information (Detail)	Oct. 02, 2016	Jan. 03, 2016	Dec. 23, 2013
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership of subsidiaries	100.00%	100.00%
Acquired ownership interest			100.00%
CD&R
Condensed Financial Statements, Captions [Line Items]
Acquired ownership interest			60.00%
Parent Company
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership of subsidiaries			100.00%
Parent Company | Deere
Condensed Financial Statements, Captions [Line Items]
Acquired ownership interest			40.00%
Parent Company | CD&R
Condensed Financial Statements, Captions [Line Items]
Acquired ownership interest			60.00%